SCHEDULE OF DEFERRED TAX ASSETS AND LIABILITIES (Details) - USD ($)	Mar. 31, 2025	Mar. 31, 2024
Income Tax Disclosure [Abstract]
Deferred tax assets	$ 148,897	$ 33,951
Deferred tax liabilities	(416,671)	(445,125)
Deferred tax liabilities, net	(267,774)	(411,174)
Provision of credit loss	148,897	33,951
Total deferred tax assets	148,897	33,951
Property, plant and equipment	(10,106)	(30,383)
Right-of-use assets – finance lease	(406,565)	(414,742)
Total deferred tax liabilities	(416,671)	(445,125)
Net deferred tax liabilities	$ (267,774)	$ (411,174)